ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payable for business acquisitions		5,745	6,398
Business taxes and other surcharge payables		58,887	48,557
Accrual for customer loyalty program		71,475	15,061
Payable to noncontrolling interest holders		5,552	7,112
Other payables		41,864	51,386
Accrued rental		44,125	41,517
Accrued utilities		37,320	38,336
Other accrued expenses		48,049	40,818
Total	$ 50,449	313,017	249,185